Fair Value (Amount Of Gains And Losses From Changes In Fair Value Included In Earnings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value [Abstract]
Interest income	$ 669	$ 68
Interest expense
Change in fair value	373	(7)
Total change in fair value	$ 1,042	$ 61